Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 AUD ($)
Intangible assets, net (Details) [Line Items]
Purchase price	$ 4,633,256	$ 7,170,000
Receivables equivalent	$ 3,808,099			$ 5,820,000
Useful life	3 years	3 years
Non-compete agreement	$ 1,830,236
Amortization expense	5,456,537		$ 3,870,820
Customer Relationships [Member]
Intangible assets, net (Details) [Line Items]
Purchase price	$ 2,803,020
Useful life	3 years	3 years
Noncompete Agreements [Member]
Intangible assets, net (Details) [Line Items]
Useful life	5 years	5 years